Interest and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2017
Borrowing costs [abstract]
Components of interest and finance expense

	2017	2016
Interest (recovery) expense	$(1,179)	$2,115
Finance fees	2,391	3,073
Accretion expense (Note 16)	5,973	4,363
	$7,185	$9,551